Marketable Securities and Strategic Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities and Strategic Investments
Summary of the Company's marketable securities

	June 30, 2023
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$48,100	$—	$(39)	$48,061
Government debt securities	53,291	—	(57)	53,234
Total	$101,391	$—	$(96)	$101,295

	December 31, 2022
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$52,242	$7	$—	$52,249
Government debt securities	11,681	—	(15)	11,666
Total	$63,923	$7	$(15)	$63,915

	December 31, 2022
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$52,242	$7	$—	$52,249
Government debt securities	11,681	—	(15)	11,666
Total	$63,923	$7	$(15)	$63,915